April 29, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	(1)	SELECTED AMERICAN SHARES, INC. (“SAS”)
		Registration Statement No. 2-10699; and
		Registration No. 811-51

	(2)	SELECTED SPECIAL SHARES, INC. (“SSS”)
		Registration Statement No. 2-27514; and
		Registration No. 811-01533

	(3)	SELECTED CAPITAL PRESERVATION TRUST (“SCPT”)
		Registration Statement No. 33-15807:and
		Registration No. 811-5240

		Referred to jointed as the “Selected Funds”.
Dear Sir or Madam:
On behalf of the Selected Funds, attached for filing pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. (SAS: 96; SSS: 69; SCPT: 38) to the their Registration Statements on Form N-1A.
Reason for 485(b) Filing
1.	Reflect SEC comments to earlier 485(a) filing;
2.	Update financial statements;
3.	Attach required Exhibits referred to in Part C
Requested Effective Date
The Registrant requests an effective date of May 1, 2010.
Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.

Very truly yours,

Thomas Tays
Vice President, Secretary